Other liabilities (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Liabilities [Line Items]
Provision for wages, salaries and other employee benefits	$ 3,130	$ 2,943
Peru
Disclosure Of Other Liabilities [Line Items]
Provisions for employee benefits	$ 4,118	$ 5,965
Peru | Office Building
Disclosure Of Other Liabilities [Line Items]
Lease agreement expiry date	May 31, 2024